June 18, 2018

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4720

Re:	American Century ETF Trust (the "Registrant")
1933 Act File No. 333-221045, Post-Effective Amendment No. 3 and
1940 Act File No. 811-23305, Amendment No. 5 (collectively, the “Amendment”)

Ladies and Gentlemen:

Pursuant to Section 101(a) of Regulation S-T and Rule 485(a) under the Securities Act of 1933, the aforementioned Registrant hereby submits for filing the following Amendment to the Registration Statement on Form N-1A.

The principal purpose of this Amendment is to add two new series of the Registrant, American Century Growth ETF and American Century Value ETF (the "funds"). The funds intend to operate pursuant to an exemptive order application filed on February 2, 2018 (File No. 812-14876).

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3226.

Sincerely,

/s/ Kathleen Gunja Nelson
Kathleen Gunja Nelson
Assistant Vice President

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com